Offerings - Offering: 1	Jun. 27, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	54,423,826
Proposed Maximum Offering Price per Unit | $ / shares	3.62
Maximum Aggregate Offering Price	$ 197,014,250.12
Amount of Registration Fee	$ 30,162.88
Carry Forward Form Type
Carry Forward File Number
Carry Forward Initial Effective Date
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward
Offering Note

(1)	Represents shares of Common Stock, par value $0.001 per share (“Common Stock”), of GT Biopharma, Inc. (the “Company”), which consists of (i) 14,561,913 shares of Common Stock issuable upon the conversion of 6,612 shares of Series L 10% Convertible Preferred Stock, par value $0.001 per share, (ii) 14,561,913 shares of Common Stock issuable upon the exercise of warrants, (iii) 300,000 shares of Common Stock issuable upon the exercise of pre-funded warrants, and (iv) up to 25,000,000 shares of Common Stock, offered for resale by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant’s Common Stock on June 26, 2025, as reported on The Nasdaq Capital Market.